<		  United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
March 31, 2007

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite EB2
          Red Bank, NJ 07701

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ, April 19, 2007

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T, Inc.                     COM              00206R102      366     9330 SH       Sole                     9330
Anadarko Petroleum             COM              032511107    11198   242900 SH       Sole                   242900
Bayou Bend Petroleum           COM              073014102     1815   775000 SH       Sole                   775000
Blue Pearl Mining Ltd.         COM              09578T109     1223    80000 SH       Sole                    80000
Consol Energy, Inc.            COM              20854P109    17864   412750 SH       Sole                   412750
Ecolab Inc.                    COM              278865100    12789   289400 SH       Sole                   289400
Exelon Corp.                   COM              30161N101      182     2500 SH       Sole                     2500
Fastenal Co.                   COM              311900104    12694   315000 SH       Sole                   315000
Gardner Denver, Inc.           COM              365558105    13235   362300 SH       Sole                   362300
Goldcorp Inc.                  COM              380956409    20789   783300 SH       Sole                   783300
Hathor Exploration             COM              419018106     1009   660000 SH       Sole                   660000
Henry Schein Inc.              COM              806407102    17856   331900 SH       Sole                   331900
Japan Small Cap. Fd            COM              47109U104    12860  1031300 SH       Sole                  1031300
Johnson & Johnson              COM              478160104    11868   183850 SH       Sole                   183850
Linear Technology              COM              535678106    17717   551600 SH       Sole                   551600
Mettler-Toledo Int'l           COM              592688105    17512   185822 SH       Sole                   185822
Paychex, Inc.                  COM              704326107    11121   298400 SH       Sole                   298400
Portfolio Recovery             COM              73640Q105    17168   362200 SH       Sole                   362200
Robert Half Int'l              COM              770323103    14678   397250 SH       Sole                   397250
St. Mary Land & Exp.           COM              792228108    29720   800000 SH       Sole                   800000
Walgreen Co.                   COM              931422109    18300   398000 SH       Sole                   398000
Waters Corporation             COM              941848103    16396   272898 SH       Sole                   272898